Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions
Related Party Transactions

20.  Related Party Transactions

During the years presented, other than disclosed elsewhere, the Group mainly had transactions with the following related parties:

Names of the major related parties	Nature of relationship
Tencent Holdings Limited and its subsidiaries (the “Tencent Group”)	A shareholder that has significant influence over the Group
Kuaishou Technology and its subsidiaries (the “Kuaishou Group”)	A shareholder that has significant influence over the Group
Beijing ModelBest Intelligent Technology Co., Ltd. (“ModelBest”) and its subsidiaries	An investee of the Group
Beijing Radio and Television Station (“BRTS”)	A shareholder of the Company’s VIE
Civil Spectrum Limited (“Civil Spectrum”) and its subsidiaries	An investee of the Group

(a)Significant transactions with related parties

The following table presents significant transactions with related parties for the years ended December 31, 2023, 2024 and 2025 (in thousands):

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Services purchased from related parties
Tencent Group(i)	28,822	25,858	22,927
Kuaishou Group(ii)	10,837	60,112	28,176
BRTS(iii)	—	5,660	2,830
Services provided to related parties
Tencent Group(iv)	29,174	16,500	17,154
Kuaishou Group(iv)	5,437	11,658	29,991
(i)	Services purchased from Tencent Group primarily related to payment services and cloud and bandwidth services.
(ii)	Services purchased from Kuaishou Group primarily related to marketing services and cloud and bandwidth services.
(iii)	Services purchased from BRTS primarily related to consulting services.
(iv)	Services provided to Tencent Group and Kuaishou Group primarily related to marketing services.

20.  Related Party Transactions (Continued)

(b)Balances with related parties

The following table presents balances with related parties as of December 31, 2024 and 2025 (in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Amount due from related parties
Tencent Group	6,601	13,481
Kuaishou Group	11,313	12,089
ModelBest(i)	23,674	—

Amount due to related parties
Tencent Group	4,863	3,450
Kuaishou Group	1,962	385
Civil Spectrum(ii)	—	12,300

(i)The balance mainly represents expenditures paid by the Group on behalf of ModelBest.

(ii)The balance represents the long-term investment consideration payable to Civil Spectrum, which was paid in January 2026 and is non-trade in nature.

Other than the amount due to Civil Spectrum, the transactions and balances with related parties are all trade in nature.